Derivatives - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative blended weighted average pullthrough rate	88.00%	92.00%
United Wholesale Mortgage L L C [Member]
Derivative blended weighted average pullthrough rate		92.00%	81.00%